Share-based Compensation - Summary of Restricted Stock Activity (Detail) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSU Outstanding, Beginning Balance	1,052,214	936,699
Number of restricted share units granted	304,746	651,117
Number of Options, Exchanged	866,665
Number of Options, Forfeited	(217,938)	(180,620)
Number of Options, Vested	(1,191,192)	(354,982)
Number of RSU Outstanding, Ending Balance	814,495	1,052,214
Weighted Average Grant date fair value Outstanding, Beginning Balance	$ 9.43	$ 9.75
Weighted Average Grant date fair value, Awarded	3.09	8.62
Weighted Average Exercise Price, Exchanged	3.05
Weighted Average Grant date fair value, Forfeited	9.53	9.77
Weighted Average Grant date fair value Outstanding, Vested	6.08	8.61
Weighted Average Grant date fair value Outstanding, Ending Balance	$ 6.29	$ 9.43